UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
July 31, 2015 (Unaudited)

Common Stocks--98.5%	Shares		Value ($)
Automobiles & Components--1.0%
Delphi Automotive	44,914		3,506,885
Tesla Motors	21,500	a	5,722,225
			9,229,110
Banks--7.1%
Bank of America	578,249		10,339,092
Citigroup	312,476		18,267,347
JPMorgan Chase & Co.	347,687		23,826,990
PNC Financial Services Group	35,432		3,478,714
Regions Financial	239,068		2,483,917
Wells Fargo & Co.	133,730		7,738,955
Zions Bancorporation	51,305		1,600,203
			67,735,218
Capital Goods--6.7%
Danaher	74,837		6,852,076
Honeywell International	182,782		19,201,249
Northrop Grumman	13,417		2,321,275
Owens Corning	69,942		3,136,899
Precision Castparts	22,929		4,469,321
Raytheon	90,628		9,886,609
United Technologies	172,973		17,350,922
			63,218,351
Consumer Durables & Apparel--2.1%
Hanesbrands	126,075		3,912,107
Lululemon Athletica	52,254	a	3,284,686
NIKE, Cl. B	65,005		7,489,876
Under Armour, Cl. A	50,298	a	4,996,100
			19,682,769
Consumer Services--1.5%
Carnival	151,678		8,082,921
McDonald's	64,586		6,449,558
			14,532,479
Diversified Financials--7.3%
Ameriprise Financial	41,160		5,172,577
Berkshire Hathaway, Cl. B	42,514	a	6,068,448
BlackRock	13,810		4,644,579
Capital One Financial	81,412		6,618,796
Charles Schwab	118,827		4,144,686
Goldman Sachs Group	57,015		11,692,066
Intercontinental Exchange	29,561		6,741,090
Morgan Stanley	196,790		7,643,324
TD Ameritrade Holding	133,936		4,919,469
Voya Financial	238,721		11,207,951
			68,852,986
Energy--6.9%
Anadarko Petroleum	76,665		5,700,043
EOG Resources	135,264		10,441,028
Occidental Petroleum	319,542		22,431,848
Phillips 66	117,323		9,327,178
Schlumberger	217,180		17,986,848
			65,886,945
Food & Staples Retailing--2.1%
CVS Health	177,494		19,962,750

Food, Beverage & Tobacco--8.0%
Archer-Daniels-Midland	87,966		4,171,348
Coca-Cola Enterprises	254,098		12,979,326
ConAgra Foods	229,708		10,120,934
Kellogg	56,839		3,761,037
Molson Coors Brewing, Cl. B	47,687		3,392,453
Mondelez International, Cl. A	246,469		11,123,146
PepsiCo	266,968		25,722,367
Philip Morris International	48,464		4,145,126
			75,415,737
Health Care Equipment & Services--4.2%
Boston Scientific	326,461	a	5,660,834
Cardinal Health	74,266		6,311,125
Diplomat Pharmacy	34,910		1,612,144
McKesson	31,522		6,952,808
Medtronic	82,015		6,429,156
UnitedHealth Group	104,915		12,736,681
			39,702,748
Household & Personal Products--.7%
Estee Lauder, Cl. A	75,124		6,694,300
Insurance--3.2%
American International Group	147,801		9,477,000
FNF Group	56,806		2,220,547
Hartford Financial Services Group	99,616		4,736,741
Marsh & McLennan	94,243		5,460,439
Prudential Financial	98,999		8,747,552
			30,642,279
Materials--3.6%
Dow Chemical	132,422		6,231,779
Martin Marietta Materials	76,874		12,055,381
Mosaic	88,811		3,813,544
Packaging Corporation of America	48,416		3,427,369
Potash Corp of Saskatchewan	81,317		2,210,196
Vulcan Materials	66,797		6,079,863
			33,818,132
Media--4.5%
AMC Networks, Cl. A	63,962	a	5,386,880
CBS, Cl. B	88,933		4,755,247
Cinemark Holdings	85,155		3,360,216
Comcast, Cl. A	130,027		8,114,985
Interpublic Group of Companies	515,611		10,982,514
Omnicom Group	63,682		4,653,881
Twenty-First Century Fox, Cl. A	64,939		2,239,746
Viacom, Cl. B	62,439		3,559,023
			43,052,492
Pharmaceuticals, Biotech & Life Sciences--10.5%
AbbVie	161,731		11,322,787
Alexion Pharmaceuticals	35,798	a	7,067,957
Allergan	25,953	a	8,594,336
Biogen	28,129	a	8,966,963
Bristol-Myers Squibb	138,584		9,096,654
Eli Lilly & Co.	71,380		6,032,324
Illumina	29,800	a	6,535,140
Mallinckrodt	33,814	a	4,191,583
Merck & Co.	162,386		9,574,279
Pfizer	421,145		15,186,489
Regeneron Pharmaceuticals	11,234	a	6,219,816
Vertex Pharmaceuticals	51,525	a	6,955,875
			99,744,203

Real Estate--.6%
Communications Sales & Leasing	263,076		5,485,135
Retailing--4.9%
Amazon.com	29,565	a	15,851,275
Dollar Tree	78,987	a	6,163,356
Home Depot	61,875		7,241,231
Kohl's	30,146		1,848,553
Priceline Group	7,236	a	8,998,472
Ulta Salon Cosmetics & Fragrance	39,302	a	6,525,311
			46,628,198
Semiconductors & Semiconductor Equipment--2.0%
Applied Materials	258,418		4,486,136
Avago Technologies	34,220		4,282,291
Microchip Technology	83,622		3,582,366
Texas Instruments	126,164		6,305,677
			18,656,470
Software & Services--11.9%
Accenture, Cl. A	31,656		3,264,050
Adobe Systems	58,412	a	4,789,200
Akamai Technologies	68,005	a	5,216,664
Cognizant Technology Solutions,
Cl. A	99,301	a	6,265,893
Facebook, Cl. A	169,552	a	15,939,583
Fortinet	91,164	a	4,352,169
Google, Cl. A	17,146	a	11,273,495
Google, Cl. C	15,820	a	9,897,150
Intuit	49,604		5,246,615
LinkedIn, Cl. A	18,249	a	3,709,292
Oracle	402,302		16,067,942
salesforce.com	102,732	a	7,530,256
ServiceNow	17,230	a	1,387,015
Splunk	43,419	a	3,036,725
Visa, Cl. A	199,315		15,016,392
			112,992,441
Technology Hardware & Equipment--6.5%
Apple	331,065		40,158,184
Cisco Systems	650,632		18,490,961
Hewlett-Packard	90,627		2,765,936
			61,415,081
Telecommunication Services--2.3%
AT&T	359,710		12,496,325
Verizon Communications	190,165		8,897,820
			21,394,145
Transportation--.7%
Delta Air Lines	46,216		2,049,217
FedEx	26,009		4,458,463
			6,507,680
Utilities--.2%
NRG Yield, Cl. A	59,478		1,172,311
NRG Yield, Cl. C	59,478		1,147,331
			2,319,642
Total Common Stocks
(cost $724,965,442)			933,569,291

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,227,922)	10,227,922	[b]	10,227,922

Total Investments (cost $735,193,364)	99.6%	943,797,213
Cash and Receivables (Net)	.4%	3,547,289
Net Assets	100.0%	947,344,502

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $208,603,849 of which $228,300,200 related to appreciated investment securities and $19,696,351 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.9
Pharmaceuticals, Biotech & Life Sciences	10.5
Food, Beverage & Tobacco	8.0
Diversified Financials	7.3
Banks	7.1
Energy	6.9
Capital Goods	6.7
Technology Hardware & Equipment	6.5
Retailing	4.9
Media	4.5
Health Care Equipment & Services	4.2
Materials	3.6
Insurance	3.2
Telecommunication Services	2.3
Consumer Durables & Apparel	2.1
Food & Staples Retailing	2.1
Semiconductors & Semiconductor Equipment	2.0
Consumer Services	1.5
Money Market Investment	1.1
Automobiles & Components	1.0
Household & Personal Products	.7
Transportation	.7
Real Estate	.6
Utilities	.2
99.6

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	927,076,804	-	-	927,076,804
Equity Securities - Foreign Common Stocks+	6,492,487	-	-	6,492,487
Mutual Funds	10,227,922	-	-	10,227,922

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)